Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015	Aug. 31, 2004
Investment [Line Items]
Investment made in company	$ 18.6	$ 15.4
New cost method investments	9.4	3.3
Impairment of a cost method investment	6.0
Research and Development Expense
Investment [Line Items]
Impairment of a cost method investment	1.2
Other Income (Expense)
Investment [Line Items]
Impairment of a cost method investment	4.8	3.4	3.4
QIAGEN Finance | Subsequent event
Investment [Line Items]
Repayments of convertible debt				130.5
Convertible Notes 1.5% Due in 2024 | QIAGEN Finance
Investment [Line Items]
Convertible debt					150.0
Stated interest rate					1.50%
PreAnalytiX GmbH
Investment [Line Items]
Ownership percentage	50.00%
QIAGEN Finance
Investment [Line Items]
Ownership percentage	100.00%
QIAGEN Finance | Convertible Notes 1.5% Due in 2024
Investment [Line Items]
Convertible debt					$ 150.0
Stated interest rate					1.50%
Scandinavian Gene Synthesis AB
Investment [Line Items]
Ownership percentage	40.00%